Bailard, Beihl & Kaiser Diversa Fund
A No-load fund with No 12b-1 Plan
Annual Report
As of September 30, 1995

November 14, 1995






Dear Shareholder:

We are pleased to present the Bailard, Biehl & Kaiser Diversa Fund's September 30, 1995, annual shareholders' report. This has been a good year for both your Fund and the financial markets in general. In this report, we will review the reasons for the markets' upturn, discuss the likelihood of continued strength in the investment markets and update you on Diversa's current investment strategy.

Performance Update and Market Review

What a difference a year can make! Toward the end of 1994, the global financial markets were depressed by high interest rates and fears that strong economic growth would trigger renewed inflation. Twelve months later, these fears have evaporated amidst increasing evidence that the world has entered a period of slow, sustainable, low inflationary growth. Although the pace of the market rally has slowed a little in the second half of 1995, both U.S. and international bonds have earned double-digit returns in the past year as interest rates have tumbled to record lows. Even the threat of a government shut-down can't keep U.S. stocks from reaching new highs. Only international stocks have been a little slow to participate in the rally in the global financial markets.

The Diversa Fund rose 3.5%* during the third quarter of 1995, bringing its total return to 12.8%* for the twelve months ended September 30, 1995 and a handsome 15.0%* for the first nine months of 1995. Although U.S. stocks provided the best performance, all asset areas posted positive returns. We are particularly pleased with the value added by the international bond portion of the portfolio, which has staged a strong recovery from 1994 and has performed very well this year.

Market Outlook

Given the strength of 1995's bull market, the key question is where do we go from here? Have stocks and bonds become overvalued? Will the global economic environment continue to be favorable to the financial markets? Will the financial markets continue to rally?

Our October asset allocation review concluded that the good times probably will continue -- at least, for a little while longer. We believe the world's major economies will continue to experience slow growth and low inflation in the year ahead, an economic environment that is very favorable for the global financial markets. Our valuation models suggest that neither stocks nor bonds are overvalued at this juncture. Despite strong gains this year, even the U.S. stock market is fairly valued when lower interest rates and strong corporate earnings growth are taken into account.

Although our most probable future economic scenario calls for slow growth and low inflation, the world's economies should start to grow a little faster in 1996. As a result, we expect bond yields to be flat or slightly higher a year from now. In an environment of reasonably stable interest rates and solid earnings growth, global stock returns should outperform global bond returns over the coming year. The dollar is also likely to recover further ground against the deutschemark and the yen, dampening international returns for U.S. investors.

Investment Strategy

     Given this economic and investment outlook, we have reduced our allocation to U.S. bonds to 21% and increased our allocation to U.S. stocks to 41%. We are likely to add more to U.S. stocks on any setbacks that might occur in the market. Currency risk has kept us from increasing our weighting in international stocks at this time.

                                          [GRAPHIC OMITTED]


These are the investment targets for the Bailard, Biehl & Kaiser Diversa Fund as of November 14, 1995. The Fund's actual asset allocations may fluctuate from time to time above and below these targets.


Closing Comments

Both the Diversa Fund and the world's financial markets have rebounded this year. Our economic and investment outlook calls for continued prosperity in the months ahead. Global stocks should outperform global bonds over the next year, due to slightly stronger economic growth in 1996. We will be monitoring the markets closely to determine whether our economic scenario analysis remains on track. Should an unexpected event unsettle the financial markets, we believe our diversified approach will help minimize any downside risk.

We appreciate your continued trust and confidence. If you have any questions, please feel free to call one of our Customer Service Representatives at 800-882-8383.

Sincerely,



Thomas E. Bailard                  Burnie E. Sparks, Jr., CFA
Chairman                           President


     * Average annual total returns for investment periods ended September 30, 1995: 3 months 3.53%; 12 months: 12.83%; 5 years: 9.49% annualized; since inception (12/18/86): 6.94%, annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser Diversa Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

B A I L A R D ,   B  I E H L   &   K A I S E R   D I V E R S A   F U N D
S C H E D U L E   O F   I N V E S T M E N T S
S E P T E M B E R    3 0 ,   1 9 9 5


                                                  Par
                                                 Value                   Value

Domestic Securities (60.2%)

Domestic Fixed Income (24.8%)
Government Bonds  (24.8%)
        United States Treasury Bonds
               7.625%  02-15-25       $       3,500,000        $       3,960,469
        United States Treasury Notes
               7.125%  02-29-00               5,900,000                6,146,141

Total Domestic Fixed Income
        (Identified Cost $10,268,328)                                 10,106,610

Domestic Stock Market  (35.4%)                          Shares

Basic Industry  (1.4%)
        Ferro Corp.                                      9,000           223,875
        Nucor Corp.                                      7,500           335,625
                                                                         -------
Total Basic Industry                                                     559,500

Capital Goods  (5.0%)
        Deere (John) & Co.                               4,300           349,913
        Fluor Corp.                                      7,700           431,200
        General Electric Company                         6,600           420,750
*       Litton Ind., Inc.                                9,500           413,250
        Stewart & Stevenson Svcs Inc.                   13,500           435,375
                                                                         -------
Total Capital Goods                                                    2,050,488

Consumer Durables  (1.5%)
        General Motors Corp.                             7,600           356,250
        Shaw Industries, Inc.                           16,500           243,375
                                                                         -------
Total Consumer Durables                                                  599,625

Consumer Services  (2.8%)
        Danka Business Systems Plc ADR                   10,000          360,000
        Hilton Hotels Corp.                               6,200          396,025
*       Sound Advice Inc. Wts Exp:  6/14/99                  93                0
        Sysco Corp.                                      14,000          381,500
                                                                         -------
Total Consumer Services                                                1,137,525

Consumer Staples  (6.3%)
        Archer Daniels Midland Co.                       24,150          371,306
        Eastman Kodak Co.                                 5,500          325,875
        Luxottica Group SpA ADR                           9,200          449,650
        Pepsico, Inc.                                     8,600          438,600
        Philip Morris Co., Inc.                           6,000          501,000
        Procter & Gamble Co.                              6,200          477,400
                                                                         -------
Total Consumer Staples                                                 2,563,831

Energy/Resources  (2.4%)
        Kerr McGee Corp.                                  6,000          333,000
        Texaco Inc.                                       3,600          232,650
        Valero Energy Corp.                               7,500          180,000
*       Western Atlas Inc.                                5,000          236,875
                                                                         -------
Total Energy/Resources                                                   982,525

Finance  (3.9%)
        Aetna Life & Casualty Co.                         6,700          491,613
        Bankamerica Corp.                                 5,500          329,313




B A I L A R D ,   B  I E H L   &   K A I S E R   D I V E R S A   F U N D
S C H E D U L E   O F   I N V E S T M E N T S
S E P T E M B E R    3 0 ,   1 9 9 5  ( C o n t i n u e d )


                                                         Shares            Value

Finance (Continued)
        Chemical Banking Corp.                            5,000   $      304,375
        Lehman Brothers Holding Co.                      20,200          467,125
                                                                         -------
Total Finance                                                          1,592,426

Health Care  (3.1%)
*       Forest Labs, Inc. (Class A)                      11,800          525,100
        Johnson & Johnson                                 4,000          296,500
        Warner Lambert Co.                                4,700          447,675
                                                                         -------
Total Health Care                                                      1,269,275

High Technology  (3.6%)
        Intel Corp.                                       7,900          474,988
        Motorola Inc.                                     7,200          549,900
        Xerox Corp.                                       3,100          416,563
                                                                         -------
Total High Technology                                                  1,441,451

Transportation  (1.5%)
        CSX Corp.                                         4,600          386,975
        Rollins Truck Leasing Corp.                      22,800          242,250
                                                                         -------
Total Transportation                                                     629,225

Utilities  (3.1%)
        AT&T Corp.                                        5,400          355,050
        Detroit Edison Co.                               13,200          425,700
        MCI Communications Corp.                         18,800          489,975
                                                                         -------
Total Utilities                                                        1,270,725

Total Domestic Stock Market
        (Identified Cost $10,926,256)                                 14,096,596
                                                                      ----------

Total Domestic Securities
        (Identified Cost $21,194,584)                                 24,203,208
                                                                      ----------

International Securities  (21.5%)
                                         Par Value
International Fixed Income  (7.8%)     (Local Currency)

        Asian Development Bank
            5.625%  02-18-2002  Y    15,000,000                          179,735
        Dutch Government Bonds
            8.500%  03-15-2001  NLG     300,000                          209,136
        German Federal Republic
            8.375%  05-21-2001  DM      650,000                          504,476
        Government of Australia
            10.000%  10-15-2002 A$      150,000                          122,901
        Government of Canada
            8.500%  04-01-2002  C$      400,000                          312,024
        Government of France
            9.500%  01-25-2001  FF    1,800,000                          406,134
        Kingdom of Denmark
            8.000%  05-15-2003  DKr   1,125,000                          205,333
        Kingdom of Sweden
            10.250%  05-05-2003 SKr   1,500,000                          227,443
        Ontario Hydro (Global)
            10.000%  03-19-2001 C$      25,000                            20,427
        Soc. Natl des Chemins de Fer
            6.750%  03-01-2000  Y   26,000,000                           317,449


                                         Par Value
                                     (Local Currency)                      Value

International Fixed Income (Continued)
        Treuhandanstalt
            7.750%  10-01-2002  DM      450,000                  $       338,032
        U.K. Treasury
            9.750%  08-27-2002  PS      180,000                          311,003
                                                                         -------

Total International Fixed Income
        (Identified Cost $3,009,493)                                   3,154,093

International Stocks  (13.7%)                   Shares                     Value

Australia  (0.2%)
        Broken Hill Proprietary Co. Ltd.        1,100                     15,147
        CRA Ltd.                                  800                     12,515
        National Australia  Bank Ltd.           2,800                     24,801
        News Corp.                              1,500                      8,355
        Pioneer International Ltd.              4,700                     12,432
*       TNT Ltd.                                1,600                      2,455
        Western Mining Holdings Corp.           1,100                      7,199
        Westpac Banking Corp.                   3,100                     12,558
                                                                          ------
Total Australia                                                           95,462

Denmark  (0.1%)
        Danisco A/S                               200                      8,740
        Den Danske Bank AF                        100                      6,357
        East Asiatic Co.                          100                      2,781
        FIH Class B                               100                      2,149
        FLS Industries 'B'                        100                      8,885
        Korn-Og Fodestofkomp                      100                      4,515
        Novo Nordisk A/S 'B'                      100                     12,135
        TeleDanmark B                             200                     10,348
        UniDanmark A/S "A"                        100                      4,370
                                                                           -----
Total Denmark                                                             60,280

Finland  (0.6%)
        Enso-Gutzeit Oy Class A                   750                      6,322
        Huhtamaki Oy                              250                      8,604
        Kansallis Thtymae                      20,000                     20,978
        Kymmene Oy                                750                     23,179
        Metra (AB)                                250                     11,589
        Nokia Oy (AB) Pfd                       1,250                     87,799
        Outokumpu A                             1,250                     22,242
        Repola Oy                               1,250                     28,096
        Sampo Insurance A                         250                     14,633
        Stockmann (AB) Oy                         250                     12,877
                                                                          ------
Total Finland                                                            236,319

France  (0.9%)
        Bouygues                                  480                     55,220
        Credit Local de France                    800                     64,407
        Gruope Danone                             400                     64,715
        LVMH Moet Hennessy                        300                     56,646
        Sanofi                                  1,100                     70,427
        Sommer-Allibert                           100                     34,756
                                                                          ------
Total France                                                             346,171

Germany (0.6%)
        Allianz AG                                 10                     18,042
        BASF AG                                   150                     32,831
        Bayer AG                                   60                     15,297
        Deutsche Bank AG                          400                     19,059
        Dresdner Bank AG                          900                     24,364
        Fresenius AG Non Vtg Pfd                   40                     31,210




                                                 Shares                    Value

Germany (Continued)
        Mannesmann AG                              90             $       29,564
        Siemens AG                                 55                     27,786
        Veba AG                                   450                     17,874
        Volkswagen AG                              60                     19,478
                                                                          ------
Total Germany                                                            235,505

Hong Kong  (0.6%)
        Cathay Pacific Airways                  6,000                      9,118
        Cheung Kong Holdings                    4,000                     21,831
        China Light & Power Co.                 2,000                     10,347
        Hang Lung Development Co.               6,000                      9,700
        Hang Seng Bank                          3,000                     24,736
        Hong Kong Electric                      2,000                      6,687
        Hong Kong Telecommunications           18,000                     32,826
        Hong Kong & China Gas                   8,000                     12,881
        Hopewell Holdings                      11,000                      7,469
        Hutchison Whampoa Ltd.                  8,000                     43,354
        Lai Sun Garment Intl                    5,000                      5,109
        National Mutual Asia                    7,000                      5,432
        Sun Hung Kai Properties Ltd.            3,000                     24,445
        Swire Pacific Ltd. (Class A)            3,000                     23,765
        Tai Cheung Holdings                    11,000                      9,674
                                                                           -----
Total Hong Kong                                                          247,374

Indonesia  (0.1%)
        Gadjah Tunggal (Fgn)                   18,000                     11,918
        Indocement Tunggal (Fgn)                3,000                     10,925
        Indofoods Sukses (Fgn)                  2,500                     12,056
        Indosat ADR                               300                     10,538
                                                                          ------
Total Indonesia                                                           45,437

Italy  (0.3%)
        Assicurazioni Generali SpA              1,100                     25,431
        Banca Comm Italiana                     2,800                      6,161
        Credito Italiano                        4,400                      5,217
        Fiat SpA                                7,500                     28,078
        IMI                                       700                      4,196
        INA                                     2,500                      3,378
        Mediobanca SpA                          1,300                      9,629
*       Pirelli SpA                             3,900                      5,366
        R.A.S.                                    600                      6,434
        Telecom Italia SpA                     14,300                     23,621
*       Telecom Italia Mobile SpA              14,300                     23,843
                                                                          ------
Total Italy                                                              141,354

Japan  (2.3%)
        Aoyama Trading                          1,000                     27,474
        Canon Inc.                              1,000                     17,879
        Chubu Electric Power                    1,030                     24,970
        Chugoku Bank                            2,000                     34,545
        Dai Ichi Kangyo Bank                    1,000                     18,181
        Daiwa House Ind. Co.                    1,000                     15,758
        East Japan Railway Co.                      2                      9,899
        Fuji Bank Ltd                           1,000                     21,313
        Furukawa Electric Co. Ltd.              5,000                     26,262
        Ishikawajima-Harima Heavy Industry     10,000                     41,414
        Jaccs Co.                               1,000                      9,788
        Japan Tobacco Inc.                          2                     17,232
        Kajima Corp.                            1,000                      9,859
        Kawasaki Steel                          2,000                      7,192
*       Kobe Steel                              6,000                     16,909
        Marubeni Corp.                          8,000                     40,000
        Matsushita Electric Industrial          2,000                     30,707

                                               Shares                      Value

Japan (Continued)
        Mitsubishi Heavy Industries             1,000              $       7,677
        Mitsubishi Oil Co.                      1,000                      8,566
        Mitsubishi Paper Mills                  2,000                     11,657
*       NKK Corp.                               6,000                     16,061
        Nichiei Co.                             2,000                      7,677
        Nippon Fire & Marine Insurance          1,000                      5,727
        Nippon Sharyo Seizo Kaisha              1,000                      8,192
        Nippon Steel Corp.                      6,000                     20,970
        Nissin Food Products                    1,000                     22,424
        Okamoto Industries                      1,000                      6,263
        Okamura Corp.                           1,000                      7,374
        Olympus Optical Co. Ltd.                2,000                     18,566
        Orix Corp.                              1,000                     36,869
        Promise Co.                             1,000                     42,424
        Sanyo Electric Co.                      5,000                     28,586
        Sekisui House                           3,000                     37,273
        Shizuoka Bank                           4,000                     54,949
        Sumitomo Bank                           1,000                     19,394
        Takeda Chemical Industries Ltd.         1,000                     13,939
        Teijin Ltd.                             6,000                     28,788
        Toda Construction                       1,000                      8,657
        Tokio Marine & Fire Insurance Co. Ltd.  3,000                     32,424
        Tokyo Ohka Kokyo                        1,000                     30,303
        Toyota Motor Corp.                      3,000                     57,273
        Yamamura Glass Co.                      2,000                     12,364
        Yamanouchi Pharmaceutical Co. Ltd.      1,000                     21,616
                                                                          ------
Total Japan                                                              935,395

Malaysia  (0.4%)
        AMMB Holdings Bhd                       1,000                     12,338
        Arab Malaysian Finance                  2,000                      7,363
        Genting Bhd                             3,000                     25,910
        Kedah Cement Bhd                       10,000                     16,796
        Kian Joo Can Factory                    3,000                     12,776
        Malayan Banking Bhd                     4,000                     32,318
        Malaysian Pacific Industries            4,000                     10,587
        Oriental Holdings Bhd                   1,000                      5,015
        Sime Darby Bhd                         13,000                     34,667
                                                                          ------
Total Malaysia                                                           157,770

Netherlands  (2.1%)
        ABN-AMRO Holdings NV                      900                     37,271
        AKZO-Nobel NV ORD                         200                     24,034
        Aegon NV                                  500                     18,110
        DSM NV                                    200                     16,064
        Fortis Amev NV                            200                     11,673
        Heineken NV                               200                     32,279
        Hoogovens NV CVA                          100                      3,991
        Internatio Muller                         100                      7,044
        Internationale Nederlanden Groep NV     1,100                     63,925
        KLM                                       200                      7,019
        Koninklijke Ahold NV                      300                     11,279
        Koninklijke KNP BT NV                     200                      5,943
        Koninklijke PTT Nederland NV            1,100                     38,878
        Koninklijke Pakhoed NV CVA                200                      5,868
        Nedlloyd NV                               100                      3,553
        Philips Electronics NV                  1,100                     53,673
*       Pirelli Tyre Holdings                     200                      1,752
        Royal Dutch Petroleum Co.               1,300                    159,879
        Royal Dutch Petroleum Co. ADR           2,500                    306,875
        Unilever NV                               300                     39,016
                                                                          ------
Total Netherlands                                                        848,126





                                                Shares          Value

Norway  (0.1%)
        Aker A/S                                  100              $       1,514
        Dyno Industrier                           100                      2,247
        Elkem A/S                                 100                      1,219
        Hafslund Nycomed Ser 'B'                  100                      2,597
        Kvaerner Industrier                       100                      4,239
        Norsk Hydro AS                            300                     12,907
        Norske Skogindustrier 'A'                 100                      3,330
        Orkla A/S                                 100                      4,828
                                                                           -----
Total Norway                                                              32,881

Singapore  (0.3%)
        DBS Land                                4,000                     11,858
        Development Bank of Singapore (Fgn)     1,600                     18,209
        Jardine Matheson                        2,800                     18,900
        Keppel Corp.                            1,900                     15,216
        Overseas Chinese Bank (Fgn)             1,600                     18,096
        United Overseas Bank (Fgn)              2,160                     18,664
        United Overseas Land                    4,500                      8,061
                                                                           -----
Total Singapore                                                          109,004

Spain  (0.9%)
        Acerinox SA                               100                     11,416
*       Amper SA                                  300                      4,105
        Autopistas Cesa                         1,300                     12,735
        Banco Bilbao Vizcaya SA                 1,600                     49,225
        Banco de Santander                        600                     25,163
        Banco Popular Espanol                     100                     15,561
        Endesa                                  1,000                     51,330
        Fomento Construcciones  Y Contratas       100                      8,412
        Gas Natural                               200                     25,212
        Iberdrola SA                            3,100                     23,442
        Portland Valderrivas                      100                      6,922
        Repsol SA                               1,500                     47,181
        Tabacalera SA                             500                     17,791
        Telefonica de Espana                    3,900                     53,678
        Union Electrica Fenosa                    200                        967
                                                                         -------
Total Spain                                                              353,140

Sweden  (0.5%)
        AGA AB Ser 'B' Free                       900                     11,750
        Asea AB Ser 'B'                           100                      9,925
        Astra AB Ser 'A' Free                   1,200                     43,020
        Atlas Copco AB Free                       500                      8,331
        Autoliv AB Free                           100                      6,095
        Ericsson (LM) Tele Ser 'B' Free         2,100                     51,805
        Ericsson B Rights Exp 10/27/95          2,100                      2,454
        Incentive AB Ser 'A' Free                 200                      9,550
        S.K.F. AB 'B' Free                        400                      8,829
        Skandia Forsakrings AB Free               300                      7,076
        Skanska AB Ser 'B' Free                   300                      9,175
        Svenska Cellulosa Ser 'B' Free          1,000                     18,105
        Volvo AB Ser 'B' Free                   1,000                     24,525
                                                                          ------
Total Sweden                                                             210,640

Switzerland  (1.6%)
        BBC Brown Boveri (BR)                      20                     23,184
        Ciba-Geigy AG (Regd)                       80                     64,133
        CS Holding (Regd)                         320                     30,058
        Danzas Holdings AG (Ptg Cert)             100                     18,613
        Hero AG (BR)                               40                     19,219
        Holderbank Fn Glarus (BR)                  20                     15,722
        Holderbank Fn Glarus
           Wts, exp. 12/20/95                      50                         61
        Intershop Holdings AG (BR)                 50                     27,184



                                                 Shares                    Value

Switzerland (Continued)
        Nestle S.A. (Regd)                        110            $       112,657
        Roche Holding AG (Ptg Cert)                20                    141,286
        Sandoz AG (Regd)                           75                     57,138
*       SwissAir (Regd)                            15                     10,389
        Union Bank of Switzerland (BR)             85                     87,127
        Winterthur (Regd)                          30                     19,583
        Zurich Insurance (Regd)                   105                     29,452
                                                                          ------
Total Switzerland                                                        655,806

United Kingdom  (2.9%)
        3I Group Plc                            5,300                     33,750
        ASDA Group                              4,500                      7,395
        Abbey National                          2,000                     17,113
        Amstrad Plc                             1,400                      5,420
        B.A.T. Industries Plc                   6,500                     54,333
        BBA Group                               2,600                     11,894
        BOC Group Plc                             200                      2,525
        BPB Industries                          2,900                     14,566
        BTR Plc                                 2,900                     14,893
        Barclays Plc                            6,000                     70,443
        Bass Plc                                2,300                     23,133
        British Aerospace                         800                      9,260
        British Gas Plc                         4,900                     20,518
        British Petroleum Plc                   8,500                     63,513
        British Steel Plc                      10,000                     28,601
        British Telecom Plc                    10,700                     66,954
        Commercial Union Plc                    2,200                     20,402
        Dixons Group Plc                        7,300                     39,681
        Forte Plc                               8,500                     33,578
        GKN                                     1,000                     13,068
        General Electric Company Plc            2,300                     11,539
        Glaxo Wellcome Plc                      5,100                     61,891
        Hanson Plc                             10,000                     31,919
        Hays Plc                                2,700                     14,762
        Imperial Chemical Industries Plc        1,400                     17,764
        Land Securities Plc                     1,600                     15,485
        Lloyds Abbey Life                       3,300                     23,517
        Lloyds Bank Plc                         1,000                     10,919
        Lonrho Plc                              2,400                      6,295
        MEPC Plc                                2,200                     13,697
        National Westminster Bank               2,100                     21,038
        Northumbrian Water Plc                  1,700                     26,594
        Norweb Plc                                800                     13,653
        RTZ Corp. Plc                           1,700                     24,781
        Sears Plc                              23,400                     40,488
        Shell Transport & Trading                 500                      5,878
        Smith & Nephew Plc                      2,200                      6,536
        Smiths Industries                       2,000                     18,330
        Smithkline Beecham (Class A)            7,300                     73,709
        South Western Electricity Plc           1,800                     25,456
        Standard Chartered                      1,200                      8,552
        Tesco Plc                               5,000                     24,650
        Thorn EMI                               1,300                     30,217
        Unilever Plc                            1,700                     33,820
        Welsh Water Plc Preferred               2,520                      4,111
        Welsh Water Plc                         2,333                     28,717
        Whitbread Plc                           3,100                     30,027
        Zeneca                                    400                      7,213
                                                                           -----
Total United Kingdom                                                   1,182,598







                                                Shares                    Value


Total International Stocks
        (Identified Cost $5,403,903)                           $       5,893,262


Total International Securities
        (Identified Cost $8,413,396)                                   9,047,355



Real Estate (5.2%)
        Avalon Properties Inc.                  2,000                     40,750
        BRE Properties Inc. Cl A                2,200                     73,700
        Bay Apartment Communities Inc.          1,200                     25,800
        Burnham Pacific Properties              1,000                     11,750
        Camden Ppty Tr.                         1,100                     24,338
        Chateau Properties Inc.                 1,000                     21,625
        DeBartolo Realty Corp.                  6,500                     91,000
        Developers Diversified Realty Corp.     2,500                     75,313
        Equity Residential Property Tr.         3,000                     90,375
        Federal Realty Investment Tr.           5,000                    116,875
        IRT Property Co.                        2,000                     19,250
        Irvine Apartment Community Inc.         1,800                     31,725
        Kimco Realty Corp.                      4,700                    187,413
        Liberty Property Trust                  2,000                     42,500
        Manufactured Home Cmntys Inc.           1,800                     31,050
        Merry Land & Investment Co.             2,000                     42,250
        Mid-America Realty Invest Inc.          1,000                      7,875
        New Plan Realty Trust                   1,000                     22,125
        Oasis Residential Inc.                  1,400                     31,500
        Post Properties Inc.                    3,000                     93,000
        ROC Communities Inc.                    1,200                     27,750
        Real Estate Invest Tr - Calif.          1,500                     24,938
        Security Capital Indl Tr.               6,000                     97,500
        Security Capital Pacific Tr             5,000                     95,000
        Simon Property Group Inc.               7,000                    177,625
        South West Property Tr Inc.             2,000                     25,500
        Spieker Properties                      2,500                     60,000
        Summit Properties Inc.                  2,000                     37,750
        Taubman Centers Inc.                    7,000                     70,000
        United Dominion Realty Trust            5,540                     78,945
        Urban Shopping Centers, Inc.            1,500                     33,000
        Vornado Realty Trust                      800                     30,000
        Washington Real Estate Inv Tr.          2,000                     30,500
        Weingarten Realty Investors             5,900                    208,713
        Wellsford Residential Ppty Tr.            700                     14,963
        Western Inv. Real Estate Tr.            4,000                     45,500

Total Real Estate
        (Identified Cost $2,017,205)                                   2,137,898


Total Bonds and Equity Securities
        (Identified Cost $31,625,185)                                $35,388,459


                                                  Par
                                                 Value                     Value

Short-Term Investments  (13.8%)

        Brown Brothers Harriman & Co.
           (Grand Cayman Branch)
           5.50% Call Account       $       5,601,000          $       5,601,000

Total Investments (100.7%)
        (Identified Cost $37,226,185)                                 40,989,459

Liabilities Less Other Assets  (-0.7%)                                  (301,038)

Net Assets (100.0%)                                           $       40,688,421





                        Currency Legend:


                        A$     - Australian Dollar                              PS       - British Sterling
                        C$     - Canadian Dollar                                Y        - Japanese Yen
                        DKr   - Danish Kroner                                   NLG  - Netherlands Guilder
                        DM    - German Mark                                     SKr   - Swedish Kroner
                        FF     - French Franc


*       This security is non-income producing.

See Notes to Financial Statements


B A I L A R D ,   B I E H L    &   K A I S E R   D I V E R S A    F U N D
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
S E P T E M B E R   3 0 ,   1 9 9 5




Assets

        (Identified cost $37,226,185)                                   $       40,989,459
Foreign Currency, at value
        (Identified cost $45,572)                                                   46,007
Cash                                                                               139,446
Receivables:
        Dividends, interest and recoverable foreign taxes $ 319,034
        Portfolio securities sold                           155,019
        Fund shares sold                                     99,362                573,415
                                                             ------
Prepaid expenses                                                                     5,288
                                                                                ----------
        Total assets                                                            41,753,615
                                                                                ----------

Liabilities

Payables:
        Forward currency contracts open (Note 5)            35,712
        Forward currency contracts offset                    3,160
        Portfolio securities purchased                     893,817
        Shares of the Fund redeemed                          4,460                 937,149
                                                           -------
Accrued management fees (Note 3)                                                    31,500
Other accrued expenses                                                              96,545
                                                                                    ------

        Total liabilities                                                        1,065,194
                                                                                 ---------

Net assets (equivalent to $13.20 per share, representing
        the offering and redemption price for 3,082,887
        shares outstanding, unlimited number of shares authorized)      $       40,688,421
                                                                        ==================



Net assets consist of:
        Capital paid in                                                 $       34,046,254
        Accumulated undistributed net  investment income                           687,154
        Accumulated net realized gain on investments
           and foreign currency transactions                                     2,231,306
        Unrealized appreciation (depreciation) on:
           Investments                                   $  3,763,274
           Foreign currency                                   (39,567)           3,723,707
                                                              -------            ---------

                                                                        $       40,688,421
                                                                        ==================



  See Notes to Financial Statements

B A I L A R D ,   B I E H L    &   K A I S E R   D I V E R S A    F U N D
S T A T E M E N T   O F   O P E R A T I O N S
F O R   T H E   Y E A R   E N D E D   S E P T E M B E R   3 0 ,   1 9 9 5



Investment Income
        Dividends (net of foreign taxes withheld of $27,809)               $       573,115
        Interest (net of foreign taxes withheld of $4,402)                       1,450,454
                                                                                 ---------
                                                                                 2,023,569

Expenses
        Advisory fees                                        $ 398,374
        Custodian fees                                         145,700
        Audit and legal fees                                   101,998
        Transfer agent fees                                     36,008
        Administrative fees                                     38,110
        Trustees' fees and expenses                             31,599
        Insurance                                                4,850
        Printing fees                                            5,001
        Registration fees                                        9,328
        Miscellaneous expenses                                   5,193
                                                                 -----
           Total expenses                                                         776,161
                                                                                  -------

           Net investment income                                                 1,247,408
                                                                                 ---------


Realized and Unrealized Gain (Loss)
        on Investments and Foreign Currency

        Net realized gain from investments                                       2,659,873
        Net unrealized gain on investments                                       1,243,444
                                                                                 ---------

           Net gain on investments                                               3,903,317
                                                                                 ---------

        Net realized loss on foreign currency
           and forward currency contracts                                         (199,310)
        Net unrealized  gain on foreign currency
           and foreign currency denominated assets and
           liabilities                                                              40,362
                                                                                    ------

           Net loss on foreign currency                                           (158,948)
                                                                                  --------

           Net gain on investments and foreign currency                          3,744,369
                                                                                 ---------
       FOREIGN CURRENCY
        Net increase in net assets resulting from operations             $       4,991,777
                                                                         =================

See Notes to Financial Statements

B A I L A R D ,   B I E H L    &   K A I S E R   D I V E R S A    F U N D
S T A T E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S


                                                                          For the year ended
                                                                            September 30,

Increase (Decrease) in Net Assets                                       1995            1994

Operations:
        Net investment income                                     $  1,247,408       $ 1,015,031
        Net realized gain on investments                             2,659,873         2,246,820
        Net unrealized gain (loss) on investments                    1,243,444        (3,961,816)
        Net realized loss on foreign currency                         (199,310)       (1,717,817)
        Net unrealized gain on foreign currency and
           foreign currency denominated assets and liabilities          40,362           700,555
                                                                        ------           -------

        Net increase (decrease) resulting from operations            4,991,777        (1,717,227)
                                                                     ---------        ----------


Distributions to shareholders:
        From net investment income                                    (931,330)         (219,293)
        From net realized gains                                       (184,888)         (858,021)
                                                                      --------          --------

        Total distributions                                         (1,116,218)       (1,077,314)
                                                                    ----------        ----------

Fund share transactions:
        Proceeds from shares sold                                    1,839,930         8,277,995
        Net asset value of shares issued on
           reinvestment of distributions                             1,013,443           954,594
        Cost of shares redeemed                                    (12,087,247)       (9,975,179)
                                                                   -----------        ----------

        Net decrease resulting from Fund share
           transactions                                             (9,233,874)         (742,590)
                                                                    ----------          --------

        Net decrease                                                (5,358,315)        (3,537,131)


Net Assets
        Beginning of year                                           46,046,736         49,583,867
                                                                    ----------         ----------
        End of year (including undistributed net investment
        income of $687,154 and $151,406, respectively)          $   40,688,421      $  46,046,736
                                                                ==============      =============


Number of Fund Shares
        Sold                                                           152,238            640,963
        Issued on reinvestment of distributions                         83,514             77,796
        Redeemed                                                      (985,362)          (797,065)
                                                                      --------           --------

        Net decrease                                                  (749,610)           (78,306)
                                                                      ========            =======





See Notes to Financial Statements

B A I L A R D ,   B I E H L   &   K A I S E R   D I V E R S A   F U N D
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S


Note 1 - Summary of Significant Accounting Policies
Bailard,  Biehl & Kaiser  Diversa  Fund (the  "Fund") is the sole  series of the
Bailard, Biehl & Kaiser Fund Group, which was organized as a Massachusetts business trust in August 1986 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles.

Security Valuation
Each listed investment security is valued at the closing price reported by the principal securities exchange on which the issue is traded or, if no sale is reported, the mean of the closing bid and asked prices. Securities which are traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted by major dealers of such securities, or, in the absence of such prices, as determined in good faith by, or under procedures determined by, the Trustees of the Fund. Short-term obligations with a maturity of 60 days or less are valued at amortized cost which approximates market.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which the securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor its exposure to these risks.

Foreign Currency
Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

Effective October 1, 1994, the Fund adopted AICPA Statement of Position 93-4, under which the Fund includes foreign exchange gains and losses from dividends and interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision is made for Federal income taxes.

In accordance with AICPA Statement of Position 93-2, the Fund has reduced capital paid-in by approximately $163,000, increased undistributed net investment income by $196,000, and reduced accumulated net realized gains by $33,000, primarily to reflect differences in the book and tax treatment of foreign currency losses and of gains on securities of issuers designated as "passive foreign investment companies" for tax purposes.

B A I L A R D ,   B I E H L   &   K A I S E R   D I V E R S A   F U N D
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - (Continued)

Note 1 - Continued
Approximately $185,000 ($0.06 per share) of distributions paid during the 1995 fiscal year from available tax-basis prior year gains have been designated as distributions of long-term capital gains for Federal income tax purposes.

Other
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund first becomes aware of such dividends. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

The Fund uses the identified cost method for determining realized gain or loss on investments.

Note 2 - Purchases and Sales of Securities
For the year ended September 30, 1995, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $23,146,953 and $38,065,234, respectively. Purchases and sales of U.S. Government obligations aggregated $40,346,219 and $36,157,594, respectively.

     Note 3 - Management Fee and Other Transactions with Affiliates The Fund has an Investment Advisory and Management Agreement with Bailard, Biehl & Kaiser, Inc. (the Advisor). The Agreement requires the payment of a monthly fee computed on an annual basis as follows:

    .95% of the first $75,000,000 of the average daily net assets of the Fund; .80% on the next $75,000,000;
    .65% on amounts in excess of $150,000,000.

The Advisor has agreed to reimburse the Fund to the extent that the Fund's operating expenses (as defined) exceed 2.5% of the first $30 million, 2.0% of the next $70 million, and 1.5% of the remaining average net assets of the Fund.

As approved by the Trustees, the Fund has entered into an agreement with its custodian, Brown Brothers Harriman & Co. ("BBH & Co."), whereby brokerage commissions charged on U.S. equity trades executed through BBH & Co. are available to offset custody transaction charges. For the year ended September 30, 1995, there were no such credits. In addition, the Fund did not receive any other credits which reduced its expenses for the year ended September 30, 1995.

Certain officers and Trustees of the Fund are currently officers and directors of Bailard, Biehl & Kaiser, Inc. and receive compensation of $500 per year. Each other Trustee is compensated by the Fund at the rate of $6,000 per year plus an attendance fee of $1,000 for each Trustees' meeting attended and related travel expenses.

Note 4 - Unrealized Appreciation (Depreciation) on a Tax Basis
Unrealized appreciation (depreciation) at September 30, 1995 based on cost of securities of $37,259,512 for federal income tax purposes, consists of the following:

                 Gross unrealized appreciation                                      $    4,231,831
                 Gross unrealized depreciation                                           ( 501,884)
                                                                                         - -------

                 Net unrealized appreciation                                        $    3,729,947
                                                                                    ==============

B A I L A R D ,   B I E H L   &   K A I S E R   D I V E R S A   F U N D
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - (Continued)

Note 5 - Commitments
At September 30, 1995, the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or terminate its obligation to deliver the foreign currency by purchasing an offsetting contract. The value of the amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the value of the currency to be delivered by the Fund. Open forward foreign currency exchange contracts outstanding at September 30, 1995 were as follows:

                                                                                        Unrealized
                Currency                  Currency                       Delivery      Appreciation
               Receivable                Deliverable                       Date       (Depreciation)

            $      150,000         (Y)       14,437,500                   10/31/95   $        3,388
                   307,873          FF        1,565,534                   11/08/95          (10,312)
                   100,001          DM          146,852                   11/08/95           (3,067)
                   187,536         NLG          312,810                   11/15/95           (8,657)
                   160,052     (pound)          103,537                   11/15/95           (3,435)
                   132,406          DM          197,285                   11/16/95           (6,108)
                    88,546         (Y)        9,001,588                   11/20/95           (3,129)
                   145,208          C$          197,098                   11/22/95           (1,399)
                   196,554         DKr        1,100,700                   11/27/95           (2,323)
                    56,968          A$           76,416                   11/30/95             (670)

                                                                                     $      (35,712)


                                                          Currency Legend:

                 A$      - Australian Dollar                     FF       - French Franc
                 C$      - Canadian Dollar                       NLG      - Netherlands Guilder
                 DKr     - Danish Kroner                   (pound)        - British Sterling
                 DM      - German Mark                         (Y)        - Japanese Yen


B A I L A R D ,   B I E H L    &   K A I S E R   D I V E R S A    F U N D
F I N A N C I A L   H I G H L I G H T S


For a share outstanding throughout the year:
                                                                1
                Year Ended September 30,

                                                        1995            1994            1993            1992            1991

Net Asset Value, Beginning of Year                    $12.01          $12.68          $10.93          $10.64          $9.71

   Income from Investment Operations:

      Net Investment Income                             0.38            0.26            0.39            0.34            0.44

      Net Realized/Unrealized Gain (Loss) on
          Securities and Foreign Currency               1.13            (0.66)          1.66            0.30            0.90

      Total from Investment Operations                  1.51            (0.40)          2.05            0.64            1.34

   Less Distributions:

      From Net Investment Income                       (0.26)          (0.05)          (0.30)          (0.35)          (0.41)

      From Net Realized Gains                          (0.06)          (0.22)          -               -               -

      Total Distributions                              (0.32)          (0.27)          (0.30)          (0.35)          (0.41)

   Net Asset Value, End of Year                       $13.20          $12.01          $12.68          $10.93          $10.64

   Total Return                                        12.83%          (3.18%)         19.05%          6.16%           13.97%

   Ratios/Supplemental Data:

      Net Assets, End of Year (000's)                $40,688         $46,047         $49,584         $50,487         $57,546

      Ratio of Expenses to Average Net Assets           1.85%           1.82%           1.70%           1.90%           1.46%

      Ratio of Net Investment Income to
         Average Net Assets                             2.97%           2.03%           2.88%           2.75%           3.01%

      Portfolio Turnover Rate                            166%            137%            96%             94%             254%



   1.  In 1995 and 1994, net investment income per share has been computed before adjustments for book/tax differences.

B A I L A R D ,   B I E H L   &   K A I S E R   D I V E R S A   F U N D

R E P O R T   O F   I N D E P E N D E N T   A C C O U N T A N T S -





To the Shareholders and the Board of Trustees of Bailard, Biehl & Kaiser Diversa Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bailard, Biehl & Kaiser Diversa Fund at September 30, 1995, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers (and the application of alternative auditing procedures where confirmations from brokers were not received), provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Boston, Massachusetts



November 17,  1995

                                          [GRAPHIC OMITTED]




                ------------------------------------------------------------------------------
                Average Annual Total Return
                ------------------------------------------------------------------------------
                ------------------------- -------------------------- -------------------------
                         1 Year                    5 Year                Since Inception
                ------------------------- -------------------------- -------------------------
                ------------------------- -------------------------- -------------------------
                         12.83%                    9.49%                      6.94%
                ------------------------- -------------------------- -------------------------


As mandated by the Securities and Exchange Commission, the above graph shows the historic growth of a $10,000 investment in the Bailard, Biehl & Kaiser Diversa Fund since December 18, 1986. We compare this investment to the growth of the Morgan Stanley World stock index over the same time period. This index, which measures the performance of the domestic and international equity markets, is given in both U.S. dollar and local currency terms. The index does not measure the performance of the Fund's other asset classes, including domestic and international bonds and real estate securities. As the graph indicates, a $10,000 investment in the Bailard, Biehl & Kaiser Diversa Fund would have grown to $18,203 by September 30, 1995.





     * Average annual total returns for investment periods ended September 30, 1995: 12 months: 12.83%; 5 years: 9.49% annualized; since inception (12/18/86):
6.94%, annualized. As required by the Securities and Exchange Commission, these figures reflect the average annual compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser Diversa Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.





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Investment Adviser
 Bailard, Biehl & Kaiser, Inc.
 2755 Campus Drive
 San Mateo, California  94403

Transfer Agent
 Chase Global Funds Services Company
 Boston, Massachusetts

Custodian And Accountant
 Brown Brothers Harriman & Co.
 Boston, Massachusetts

Counsel
 Howard, Rice, Nemerovski, Canady, Falk & Rabkin
 San Francisco, California

Distributor
 BB&K Fund Services, Inc.
 2755 Campus Drive
 San Mateo, California  94403

Independent Accountants
 Price Waterhouse LLP
 Boston, Massachusetts

IRA Custodian
 Chase Manhattan Bank, N.A.
 New York, New York

Diversa Fund Officers And Trustees
 Thomas E. Bailard, Chairman, Trustee
 Burnice E. Sparks, Jr., President, Trustee
 Tina Thomas, Treasurer
 Janis M. Horne, Secretary
 Shirley L. Clayton, Trustee
 David B. Shippey, Trustee
 James C. Van Horne, Trustee

Investor Services Department
 (800) 882-8383





This report is submitted for the general information of the shareholders of Bailard, Biehl & Kaiser Diversa Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.